Annual Total Returns - FidelitySAIConservativeIncomeMunicipalBondFund-PRO - FidelitySAIConservativeIncomeMunicipalBondFund-PRO - Fidelity SAI Conservative Income Municipal Bond Fund - Fidelity SAI Conservative Income Municipal Bond Fund
Apr. 01, 2025
Bar Chart Table:
Annual Return, Inception Date	Nov. 06, 2023
Annual Return 2024	3.30%